Plan Description and Summary of Significant Plan Provisions	12 Months Ended
Dec. 31, 2025
EBP 001
DisclosureLineItemElements [Line Items]
Plan Description and Summary of Significant Plan Provisions

Note 1 – Plan Description and Summary of Significant Plan Provisions

The following description of the Lantronix, Inc. 2013 Employee Stock Purchase Plan, as amended (the “Plan”) provides only general information. Participants and other users should refer to the Plan agreement for a complete description of the Plan’s provisions.

The Board of Directors and stockholders of Lantronix, Inc. (the “Company”) adopted the Plan effective November 12, 2012, in which 1,300,000 shares of the Company’s common stock were reserved for issuance under the Plan. In November 2022 the Company’s shareholders approved an amendment to the Plan to increase the number of shares of common stock reserved for issuance under the Plan by an additional 500,000 shares. As of December 31, 2025 and 2024 there were 25,923 and 97,076 shares, respectively, available for issuance under the Plan.

The Plan is intended to assist in promoting and closely aligning the interests of employees and stockholders of the Company. The Plan year is January 1 to December 31.

Summary Description of the Plan. There are two six month offering periods each year; May 16 through November 15 and November 16 through May 15 (“Offering Period(s)”). Common stock may be purchased under the Plan at the end of each six-month Offering Period unless the participant withdraws or terminates employment earlier. Effective after completion of the offering period that ended on May 15, 2025, the Company suspended the Plan and no new offering periods will commence until further notice. Accordingly, no participant contributions or purchases of common stock occurred under the Plan after that date during the year ended December 31, 2025.

Participation in an Offering. To participate in the Plan, each eligible employee must authorize payroll deductions ranging from 1% to 15% of their before-tax base pay. Generally, a participant in the Plan may withdraw from an Offering Period at any time without affecting his or her eligibility to participate in future Offering Periods and, prior to the start of a future Offering Period, may increase or decrease the rate of their payroll deductions for that offering period. The Company makes no contributions to the Plan.

Once an employee becomes a participant in the Plan, the employee will automatically participate in each successive Offering Period until such time as the employee withdraws from the Plan or the employee’s employment with the Company terminates. At the beginning of each Offering Period, each participant is automatically granted an option to purchase shares of the Company’s common stock. The option expires at the end of the Offering Period or upon termination of employment, whichever is earlier, but is exercised at the end of each Offering Period to the extent of the payroll deductions accumulated during such Offering Period.

Purchase Price; Shares Purchased. Shares of the Company’s common stock may be purchased under the Plan at a price not less than 85% of the lesser of the fair value of the Company’s common stock on (i) the first trading day of each Offering Period or (ii) the last trading day of each Offering Period (the “Purchase Price”). The fair value of the Company’s common stock on any relevant date will generally be the closing price per share as quoted on the Nasdaq Stock Market. The number of shares of the Company’s common stock a participant purchases in each Offering Period is determined by dividing the total amount of payroll deductions withheld from the participant’s compensation during that Offering Period by the Purchase Price. The Plan purchases only whole shares of the Company's common stock.

Eligibility. Each of the Company’s employees (including officers) is eligible to participate in the first full Offering Period following their date of hire; provided however, that no employee shall be granted an option under the Plan (i) to the extent that, immediately after the grant, such employee would own capital stock and/or hold outstanding options to purchase such stock representing five percent or more of the voting power or value of the Company’s stock, or (ii) to the extent that his or her rights to purchase stock under all of the Company’s employee stock purchase plans accrue at an amount which exceeds $25,000 worth of common stock (determined at the fair value of the shares at the time such option is granted) for each calendar year in which such option is outstanding at any time. Participation in the Plan by eligible employees is voluntary.